CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income/(loss)	$ (7,512,973)	$ 3,207,628	$ 7,770,767	$ (39,656,975)
Adjustment to reconcile net income/(loss) to net cash and cash equivalents used in operating activities:
Depreciation and amortization	5,822	9,536	12,586	13,117
Stock-based compensation	2,857,289	3,502,079	4,523,668	1,456,776
Change in fair value of derivative liability	(3,186,087)	(20,778,271)	(29,193,357)	4,166,454
Noncash interest expense			0	18,996,553
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	6,876	(91,397)	(171,780)	117,250
Accounts payable	432,846	(1,736,017)	(2,199,550)	1,388,844
Accrued expenses	(426,833)	740,012	485,038	(717,452)
Deferred rent	341	(5,062)	(6,749)	(4,914)
Due to related party	0	(26,039)	(26,039)	(2,229)
Net cash used in operating activities	(7,822,719)	(15,177,531)	(18,805,416)	(14,242,576)
Cash flows from investing activities:
Purchase of property and equipment	0	(20,097)	(20,096)	0
Payment of capital lease obligation			(255)	0
Net cash used in investing activities	0	(20,097)	(20,351)	0
Cash flows from financing activities:
Payment of capital lease obligation	(2,445)	0
Proceeds from issuance of units in private placement, net			0	19,425,340
Proceeds from issuance of warrants			0	10,648,002
Net cash provided by financing activities	(2,445)	0	0	30,073,342
Net decrease in cash and cash equivalents	(7,825,164)	(15,197,628)	(18,825,767)	15,830,766
Cash and cash equivalents at beginning of period	7,948,436	26,774,203	26,774,203	10,943,437
Cash and cash equivalents at end of period	123,272	11,576,575	7,948,436	26,774,203
Supplemental schedule of cash flows information:
Cash paid for interest	$ 1,139	$ 0	143	157,284
Supplemental schedule of non-cash investing and financing activities:
Acquisition of equipment pursuant to capital leases			11,500	0
Conversion of debentures into common stock			0	14,293
Issuance of common shares in lieu of liquidated damages			0	913,510
Issuance of common shares in lieu of accrued and additional interest			$ 0	$ 2,016,804